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                                                        | OMB Number           |
                                                        | 3235-0058            |
                                                        |  expires             |
                                                        | 01/31/2005           |
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                                                        | SEC File #000-33265  |
                                                        |                      |
                                                        |                      |
                                                        |   CUSIP #72581Y 10 1 |
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

(Check One)
[ ] Form 10-KSB   [ ] Form 20-F    [ ] Form 11-K  [X] Form 10-QSB [ ] Form N-SAR

For Period Ended: March 31, 2008
                  --------------
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ________________________

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Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I - REGISTRANT INFORMATION

PivX Solutions, Inc.
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Full Name of Registrant:


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Former Name if Applicable

PO Box 335
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Address of Principal Executive Office (Street and Number)

Dargaville, New Zealand 0340
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City, State, Zip Code


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PART II - RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion
[ ] thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period.


The Registrant was unable to file the subject report in a timely manner because of financial constraints. On June 23, 2006 the Registrant appointed its new CEO, Jason Coombs, as the new CFO, anticipating that report 10-Q would be filed as soon as possible. Subsequently, the Registrant's former commercial landlord, a subsidiary of HSBC, prohibited the Registrant from accessing its corporate records located at its old place of business in Newport Beach, California. The Registrant has regained custody of its corporate records and is presently in the process of raising the capital required to be able to file its delinquent 10-Q and 10-K reports while simultaneously continuing to move forward with its business plan and negotiate or settle its outstanding liabilities.


PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

   Jason Coombs                     949               903-3368
----------------------------   -----------------    ---------------
     (Name)                       (Area Code)        (Telephone No.)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [ ]Yes [X]No


Reports are delinquent starting with 10-K for 2005 to period ending 3/31/2008.

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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X]Yes [ ]No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


The Registrant has encountered serious financial and business difficulties as disclosed in previous 8-K and 10-Q reports, and as evidenced by the Registrant's inability to file its required reports in a timely manner. The Registrant has been working diligently to address these issues while simultaneously continuing to move forward with its business plan.

It is not possible for accurate financial statements to be produced at this time to estimate the results of operations for the time period of the delinquent 10-Q report due to the temporary inability of the Registrant to conclude auditing of its previously-disclosed financial statements for 2005, in a cost-effective and timely manner, given current financial constraints.

The Registrant is continuing to work toward settlements with creditors as its first priority, while making the necessary arrangements to locate affordable capital to finance accounting and auditing requirements going forward. As soon as possible, Registrant will begin filing its delinquent reports including its audited 10-Ks for 2005-2007. It is estimated that this will be accomplished before the end of 2008 such that no further reporting delays will be necessary.

During the first quarter period ending March 31, 2008 the Registrant succeeded in producing enough new business that revenue was booked during the second quarter for computer forensics and expert witness services delivered to clients during the first quarter period. As the revenue was not booked until the second quarter please see accompanying NT-10Q filing dated July 1, 2008 for the period of the second quarter ending June 30, 2008 for details about new revenue booked.

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                              PivX Solutions, Inc.
                   ------------------------------------------
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 1, 2008                    By: /s/ Jason Coombs
     -----------------------------       -------------------------------------
                                         Jason Coombs, Chief Executive Officer
                                         Chief Financial Officer and Secretary